Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of current and deferred component of income tax expenses

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current tax	6,128,180	395,369,391	213,083,260	30,991,675
Deferred tax	(33,146,384)	(257,121,164)	(3,162,072)	(459,905)
Total	(27,018,204)	138,248,227	209,921,188	30,531,770

Schedule of reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
PRC income tax	(36,799,766)	119,643,817	271,230,730	39,448,874
Other expenses not deductible for tax purposes	54,687	119,376	226,076	32,881
Share based compensation expenses not deductible for tax purposes	9,473,499	18,502,393	42,959,121	6,248,145
Effect of tax holiday and preferential tax rate(1)	—	—	(104,548,726)	(15,205,982)
Effect of different tax rate of subsidiary operation in other jurisdiction	252,454	(20,242)	3,164,192	460,213
Research and Development Tax Credit	—	—	(32,720,713)	(4,759,030)
Adjustment on current income tax of the previous periods(2)	—	—	(17,208,473)	(2,502,869)
Withholding tax	—	—	46,419,145	6,751,384
Valuation allowance movement	922	2,883	399,836	58,154
Total	(27,018,204)	138,248,227	209,921,188	30,531,770
(1)	The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
The aggregate amount of tax holiday and preferential tax rate	—	—	104,548,726	15,205,982
The aggregate effect on basic and diluted net income per share:
- Basic	—	—	0.36	0.05
- Diluted	—	—	0.34	0.05

Adjustment on current income tax of the previous periods represented the adjustment according to final annual income tax filing with the PRC tax authorities.

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
The aggregate amount of tax holiday and preferential tax rate	—	—	104,548,726	15,205,982
The aggregate effect on basic and diluted net income per share:
- Basic	—	—	0.36	0.05
- Diluted	—	—	0.34	0.05

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of
	December 31,	As of December 31,
	2017	2018	2018
Deferred tax assets:	RMB	RMB	US$
Impairment of long-term investments	1,575,000	1,575,000	229,074
Accrued advertising	397,879	3,394,533	493,714
Guarantee liabilities	279,382,336	235,329,500	34,227,256
Fair value adjustments related to Consolidated Trusts	3,527,264	—	—
Fair value adjustments related to financial guarantee derivatives	4,527,688	54,770,514	7,966,041
Allowance for loan receivable from Xiaoying Housing Loans	—	3,886,705	565,298
Fair value adjustments related to Loans held for sale	—	853,899	124,194
Operating loss carryforwards, net	6,651,617	46,845,223	6,813,355
Others	—	395,882	57,579
Deferred tax assets, gross	296,061,784	347,051,256	50,476,511
Valuation allowance	(3,838)	(403,674)	(58,711)
Total deferred tax assets, net	296,057,946	346,647,582	50,417,800
Deferred tax liabilities:
Property and equipment arising from acquisitions	—	1,008,419	146,668
Tax effects of distribution of VIE's earnings(1)	—	46,419,145	6,751,384
Total deferred tax liabilities	—	47,427,564	6,898,052
(1)	A deferred tax liability was recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic VIEs.

Schedule of movement of the valuation allowance

	As of
	December 31,	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Balance as of January 1	(955)	(3,838)	(558)
Addition	(2,883)	(399,836)	(58,153)
Balance as of December 31	(3,838)	(403,674)	(58,711)